SCHEDULE OF INVESTMENTS

Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Publishing – 1.4%
Meredith Corp.	60	$1,932

Total Communication Services - 1.4%		1,932

Consumer Discretionary

Automotive Retail – 1.5%
Group 1 Automotive, Inc.	20	2,031

Homefurnishing Retail – 1.5%
Aaron Rents, Inc.	36	2,035

Total Consumer Discretionary - 3.0%		4,066

Consumer Staples

Food Distributors – 1.6%
Andersons, Inc. (The)	88	2,228

Packaged Foods & Meats – 6.2%
Calavo Growers, Inc.	24	2,144
J&J Snack Foods Corp.(A)	11	2,054
Lancaster Colony Corp.	13	2,131
Tootsie Roll Industries, Inc.(A)	59	2,012
		8,341

Personal Products – 1.6%
Inter Parfums, Inc.	29	2,102

Tobacco – 3.2%
Universal Corp.	39	2,251
Vector Group Ltd.	157	2,103
		4,354

Total Consumer Staples - 12.6%		17,025

Financials

Asset Management & Custody Banks – 1.5%
Westwood Holdings Group, Inc.	70	2,081

Investment Banking & Brokerage – 1.6%
Northwest Bancshares, Inc.	127	2,110

Life & Health Insurance – 1.6%
American Equity Investment Life Holding Co.	71	2,122

Property & Casualty Insurance – 1.5%
RLI Corp.	23	2,067

Regional Banks – 9.7%
BancFirst Corp.	35	2,194
Community Bank System, Inc.	31	2,196
Southside Bancshares, Inc.	59	2,181
Tompkins Financial Corp.	24	2,194
UMB Financial Corp.	31	2,132
United Bankshares, Inc.	55	2,143
		13,040
Total Financials - 15.9%		21,420

Health Care

Health Care Facilities – 3.6%
National HealthCare Corp.	25	2,134
Pennant Group, Inc.	80	2,657
		4,791

Health Care Services – 1.6%
Ensign Group, Inc. (The)	48	2,194

Health Care Supplies – 3.2%
Atrion Corp.	3	2,239
Utah Medical Products, Inc.	20	2,132
		4,371
Total Health Care - 8.4%		11,356

Industrials

Agricultural & Farm Machinery – 1.6%
Lindsay Corp.	23	2,214

Commercial Printing – 1.5%
Brady Corp., Class A	36	2,084

Diversified Support Services – 4.6%
Healthcare Services Group, Inc.	83	2,007
Matthews International Corp.	54	2,057
McGrath RentCorp	28	2,107
		6,171
Environmental & Facilities Services – 1.5%
ABM Industries, Inc.	55	2,081

Industrial Machinery – 4.8%
Franklin Electric Co., Inc.	38	2,158
Gorman-Rupp Co. (The)	57	2,139
Hillenbrand, Inc.	64	2,135
		6,432

Office Services & Supplies – 1.6%
MSA Safety, Inc.	17	2,103

Trading Companies & Distributors – 1.6%
GATX Corp.	26	2,127

Total Industrials - 17.2%		23,212

Information Technology

Data Processing & Outsourced Services – 1.6%
Cass Information Systems, Inc.	37	2,140

Electronic Equipment & Instruments – 1.6%
Badger Meter, Inc.	34	2,227

Total Information Technology - 3.2%		4,367

Materials

Specialty Chemicals – 8.0%
Balchem Corp.	21	2,087
H.B. Fuller Co.	41	2,123
Quaker Chemical Corp.	14	2,268
Sensient Technologies Corp.	33	2,167
Stepan Co.	22	2,205
		10,850

Total Materials - 8.0%		10,850

Real Estate

Health Care REITs – 3.1%
National Health Investors, Inc.	26	2,099
Universal Health Realty Income Trust	17	2,025
		4,124

Retail REITs – 3.0%
Tanger Factory Outlet Centers, Inc.	134	1,981
Urstadt Biddle Properties, Inc., Class A	86	2,134
		4,115
Total Real Estate - 6.1%		8,239

Utilities

Electric Utilities – 3.2%
ALLETE, Inc.	27	2,154
Portland General Electric Co.	38	2,122
		4,276

Gas Utilities – 9.8%
Chesapeake Utilities Corp.	23	2,167
New Jersey Resources Corp.	49	2,196
Northwest Natural Gas Co.	31	2,274
South Jersey Industries, Inc.	68	2,240
Southwest Gas Corp.	28	2,128
Spire, Inc.	26	2,204
		13,209

Independent Power Producers & Energy Traders – 1.6%
Black Hills Corp.	27	2,155

Multi-Utilities – 3.1%
Avista Corp.	44	2,138
NorthWestern Corp.	29	2,104
		4,242

Water Utilities – 6.2%
American States Water Co.	24	2,106
California Water Service Group	41	2,091
Middlesex Water Co.	33	2,111
SJW Corp.	29	2,089
		8,397
Total Utilities - 23.9%		32,279

TOTAL COMMON STOCKS – 99.7%		$134,746
(Cost: $118,749)

SHORT-TERM SECURITIES	Shares

Money Market Funds (C) - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (B)	1,856	1,856

TOTAL SHORT-TERM SECURITIES – 1.4%		$1,856
(Cost: $1,856)

TOTAL INVESTMENT SECURITIES – 101.1%		$136,602
(Cost: $120,605)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(1,507)

NET ASSETS – 100.0%		$135,095

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $3,518 are on loan.

(B) Investment made with cash collateral received from securities on loan.

(C) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$134,746	$—	$—
Short-Term Securities	1,856	—	—

Total	$136,602	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$120,605

Gross unrealized appreciation	20,336

Gross unrealized depreciation	(4,339)

Net unrealized appreciation	$15,997